INVENTORY	3 Months Ended
Mar. 31, 2016
Inventory Disclosure [Abstract]
INVENTORY
NOTE 4:-	INVENTORY

	March 31,	December 31,
	2016	2015
	Unaudited

Raw materials	$95	$126
Finished products (*)	1,316	1,406

	$1,411	$1,532

(*)	Includes amounts of $404 and $373 at March 31, 2016 and December 31, 2015, respectively, with respect to inventory delivered to customers but for which revenue recognition criteria have not been met.